Related-Party Transactions (Details) - Angel Studios, Inc. CIK: 0001671941			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2020 USD ($)	Jan. 02, 2019 USD ($)	Feb. 29, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jul. 31, 2022 USD ($)	Sep. 30, 2024 USD ($) employee	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) employee	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2021
Related-Party Transactions
Current portion of notes receivable						$ 540,036		$ 540,036		$ 707,508	$ 2,189,596
Recognized revenue						20,121,166	$ 113,022,154	65,485,798	$ 152,490,595	202,437,316	75,516,562
Recognized expenses						$ 8,107,950	46,037,758	$ 31,339,159	64,438,397	86,032,540	40,392,001
Lease payments										734,890	466,534
Number of employees | employee						0		0
Related party
Related-Party Transactions
Expenses for marketing services						$ 100,000	300,000	$ 400,000	600,000	990,310	1,659,328
Current portion of notes receivable											60,000
Recognized revenue										0	45,000
Ownership interest												50.00%
Lease payments						$ 100,000	$ 100,000	$ 400,000	$ 300,000	414,865	395,696
Related party | VAS Portal
Related-Party Transactions
Sold its wholly owned subsidiary		$ 1
Exercised its option to repurchase	$ 1
Proceeds from crowdfunding				$ 5
Crowdfunding facility fees				$ 300,000
Received a fee				6
Related party | Tuttle Twins, LLC
Related-Party Transactions
Recognized expenses										$ 0	$ 52,000
Ownership interest					8.00%
Capital funding interest rate										7
Purchase Price					$ 1,747,980
Capital funding to support operating expenses										$ 900,000
Amounts of transaction					$ 1,703,141
Related party | Angel P&A
Related-Party Transactions
Ownership interest			100.00%
Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity			$ 15,000,000
Maximum Revenue participation rights payable (in percent)			110.00%
Rate of return on initial investment (in percent)			10.00%					10.00%